Income Taxes - Schedule of Deferred Taxes Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Deferred Taxes Assets and Liabilities [Abstract]
Deferred income taxes assets	$ 539,593	$ 547,014
Deferred income taxes liabilities	(1,199,170)	(1,169,300)
Deferred income taxes	$ (659,577)	$ (622,286)